NONCONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2017
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

10.   NONCONTROLLING INTERESTS

UNITED STATES SPONSORED VEHICLE STRATEGY

On April 28, 2017, Enbridge completed the strategic review of EEP. The following actions, together with the measures announced in January 2017 and disclosed in the Company’s annual consolidated financial statements for 2016, were taken. As a result of these actions, the Company recorded an increase in Noncontrolling interests of $496 million, inclusive of foreign currency translation adjustments, and a decrease in Additional paid-in capital of $442 million, net of deferred income taxes of $267 million.

Acquisition of Midcoast Assets and Privatization of Midcoast Energy Partners, L.P.

On April 27, 2017, Enbridge completed its previously-announced merger through a wholly-owned subsidiary, through which it privatized Midcoast Energy Partners, L.P. (MEP) by acquiring all of the outstanding publicly-held common units of MEP for total consideration of approximately US$170 million.

On June 28, 2017, Enbridge, through a wholly-owned subsidiary, acquired all of EEP’s interest in the Midcoast gas gathering and processing business for cash consideration of US$1.3 billion plus existing indebtedness of MEP of US$953 million.

As a result of the above transactions, 100% of the Midcoast gas gathering and processing business is now owned by Enbridge.

EEP Strategic Restructuring Actions

On April 27, 2017, EEP redeemed all of its outstanding Series 1 Preferred Units held by Enbridge at face value of US$1.2 billion through the issuance of 64.3 million Class A common units to Enbridge. Further, Enbridge irrevocably waived all of its rights associated with its 66.1 million Class D units and 1,000 Incentive Distribution Units, in exchange for the issuance of 1,000 Class F units. The Class F units are entitled to (i) 13% of all distributions in excess of US$0.295 per EEP unit, but equal to or less than US$0.35 per EEP unit, and (ii) 23% of all distributions in excess of US$0.35 per EEP unit. The irrevocable waiver is effective with respect to distributions declared with a record date after April 27, 2017. In connection with these strategic restructuring actions, EEP reduced its quarterly distribution from US$0.583 per unit to US$0.35 per unit. Further, in conjunction with the restructuring actions, EEP terminated a receivable purchase agreement with an Enbridge wholly-owned special purpose entity.

Finalization of Bakken Pipeline System Joint Funding Agreement

On April 27, 2017, Enbridge entered into a joint funding arrangement with EEP whereby Enbridge owns 75% and EEP owns 25% of the combined 27.6% effective interest in the Bakken Pipeline System. Under this arrangement, EEP has retained a five-year option to acquire an additional 20% interest. On finalization of this joint funding arrangement, EEP repaid the outstanding balance on its US$1.5 billion credit agreement with Enbridge, which it had drawn upon to fund the initial purchase.

REDEEMABLE NONCONTROLLING INTERESTS

Enbridge Income Fund Holdings Inc. Secondary Offering

On April 18, 2017, the Company and Enbridge Income Fund Holdings Inc. (ENF) completed the secondary offering of 17,347,750 ENF common shares to the public at a price of $33.15 per share, for gross proceeds to Enbridge of approximately $0.6 billion (the Secondary Offering). To effect the Secondary Offering, Enbridge exchanged 21,657,617 Enbridge Income Fund units it owned for an equivalent amount of ENF common shares. In order to maintain its 19.9% interest in ENF, Enbridge retained 4,309,867 of the common shares it received in the exchange, and sold the balance through the Secondary Offering. Enbridge used the proceeds from the Secondary Offering to pay down short-term debt, pending reinvestment by the Company in its growing portfolio of secured projects. Upon closing of the Secondary Offering, the Company’s total economic interest in ENF decreased from 86.9% to 84.6%. As a result of the Secondary Offering, the Company recorded a decrease in Redeemable noncontrolling interests of $87 million and an increase in Additional paid-in capital of $87 million.